Exhibit 99.1

Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	January 2015
Distribution Date	2/17/2015
Transaction Month	53
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 6, 2010
Closing Date:	August 26, 2010

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:	$1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$267,000,000.00	19.881%	0.37121%	September 15, 2011
Class A-2 Notes	Fixed	$267,000,000.00	19.881%	0.57000%	March 15, 2013
Class A-3 Notes	Fixed	$419,000,000.00	31.199%	0.97000%	April 15, 2015
Class A-4 Notes	Fixed	$218,300,000.00	16.255%	1.63000%	March 15, 2017
Total Securities		$1,171,300,000.00	87.217%

Overcollateralization		$134,552,694.83	10.019%
YSOA		$37,122,155.64	2.764%
Total Original Pool Balance		$1,342,974,850.47	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$56,283,693.83	0.2578273	$47,325,967.19	0.2167933	$8,957,726.64
Total Securities	$56,283,693.83	0.0480523	$47,325,967.19	0.0404047	$8,957,726.64

Weighted Avg. Coupon (WAC)	4.89%		4.93%
Weighted Avg. Remaining Maturity (WARM)	14.95		14.30
Pool Receivables Balance	$83,634,540.25		$74,498,604.60
Remaining Number of Receivables	22,178		21,358

Adjusted Pool Balance	$82,400,747.73		$73,443,021.09

III. COLLECTIONS

Principal:
Principal Collections	$9,015,212.42
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$137,006.50
Total Principal Collections	$9,152,218.92

Interest:
Interest Collections	$357,163.40
Late Fees & Other Charges	$25,204.69
Interest on Repurchase Principal	$-
Total Interest Collections	$382,368.09

Collection Account Interest	$509.29
Reserve Account Interest	$448.11
Servicer Advances	$-

Total Collections	$9,535,544.41

Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	January 2015
Distribution Date	2/17/2015
Transaction Month	53
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$9,535,544.41
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$9,535,544.41

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$69,695.45		$69,695.45	$69,695.45
Collection Account Interest					$509.29
Late Fees & Other Charges					$25,204.69
Total due to Servicer					$95,409.43

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$76,452.02		$76,452.02

Total Interest:		$76,452.02		$76,452.02	$76,452.02

Available Funds Remaining:					$9,363,682.96

3. Regular Principal Distribution Amount:					$8,957,726.64

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$8,957,726.64
Class A Notes Total:	$8,957,726.64	$8,957,726.64
Total Noteholders Principal		$8,957,726.64

4. Required Deposit to Reserve Account			0.00

5. Trustee Expenses			0.00

6. Remaining Available Collections Released to Certificateholder			405,956.32

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,233,792.52
Beginning Period Amount	$1,233,792.52
Current Period Amortization	$178,209.01
Ending Period Required Amount	$1,055,583.51
Ending Period Amount	$1,055,583.51
Next Distribution Date Amount	$895,162.25

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,529,263.47
Beginning Period Amount	$6,529,263.47
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,529,263.47
Ending Period Amount	$6,529,263.47

VII. OVERCOLLATERALIZATION

Overcollateralization Target	14.50%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$26,117,053.90	$26,117,053.90	$26,117,053.90
Overcollateralization as a % of Adjusted Pool	31.70%	35.56%	35.56%

Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	January 2015
Distribution Date	2/17/2015
Transaction Month	53
30/360 Days	30
Actual/360 Days	33

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.16%	20,964	96.68%	$72,022,356.53
30 - 60 Days	1.43%	306	2.57%	$1,916,472.70
61 - 90 Days	0.34%	72	0.65%	$487,507.51
91 + Days	0.07%	16	0.10%	$72,267.86
		21,358		$74,498,604.60
Total
Delinquent Receivables 61 + days past due	0.41%	88	0.75%	$559,775.37
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.41%	92	0.67%	$557,923.93
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.44%	100	0.67%	$621,096.46
Three-Month Average Delinquency Ratio	0.42%		0.70%

Repossession in Current Period		17		$114,196.16
Repossession Inventory		25		$86,591.37

Charge-Offs
Gross Principal of Charge-Off for Current Period				$120,723.23
Recoveries				$(137,006.50)
Net Charge-offs for Current Period				$(16,283.27)

Beginning Pool Balance for Current Period				$83,634,540.25

Net Loss Ratio				-0.23%
Net Loss Ratio for 1st Preceding Collection Period				-0.54%
Net Loss Ratio for 2nd Preceding Collection Period				-0.38%
Three-Month Average Net Loss Ratio for Current Period				-0.38%

Cumulative Net Losses for All Periods				$8,365,493.74
Cumulative Net Losses as a % of Initial Pool Balance				0.62%

Principal Balance of Extensions				$380,515.74
Number of Extensions				59